Material Events After Balance Sheet Date (Details)		1 Months Ended				6 Months Ended	12 Months Ended
	Aug. 04, 2022 USD ($)	Sep. 20, 2022 USD ($)	Jun. 30, 2022 ₪ / shares shares	May 19, 2022	Feb. 28, 2022 ILS (₪) ₪ / shares shares	Jun. 30, 2022 shares	Dec. 31, 2021 USD ($)	Aug. 04, 2022 ₪ / shares	Aug. 04, 2022 $ / shares	May 10, 2022 USD ($)	Sep. 30, 2021	Dec. 22, 2020	Aug. 16, 2018
Material Events After Balance Sheet Date (Details) [Line Items]
Allocated for purchase (in Dollars)										$ 2,000,000
Purchase shares (in Shares) | shares			30,000		66,340	30,000
Ordinary shares (in Shares) | shares					66,340
Ordinary price per share (in New Shekels per share) | ₪ / shares			₪ 0.01		₪ 0.01
Exercise price (in New Shekels per share) | ₪ / shares			₪ 0.28		₪ 7.07
Commencement date					4 years
Option term					3 years
Fair value amount (in New Shekels) | ₪					₪ 104,389
Allotment period			10 years
Loan agreement description				On May 19, 2022, the Company entered into a loan agreement (the “Agreement”) with the OurCrowd Group, an related party in the Company (the “Lender”), according to which the Lender will provide the Company, upon signing the agreement, with a loan of USD 1.1 million dollars (the “Loan Principal”), at an annual interest of 6% (the “Interest”). The principal will be repaid in one lump sum on May 19, 2027 or within 30 business days from the date on which the Company will raise capital, either in one round or in several rounds, totaling together USD 2 million dollars or more (“Round”), whichever comes first (“Maturity Date”). The interest will be paid annually on December 31 of each calendar year for the past year or part of it, as the case may be, or on the Maturity Date as defined above, or on an early maturity date, as stated below. It is clarified that the loan and/or any other loan taken by the Company will not be counted for the purpose of calculating the cumulative total capital raised.
Arrears rate							5.00%
Weighted average interest rate							19.27%
Overcrowd Loan (in Dollars)							$ 1,022,258
Capital contribution amount (in Dollars)							77,742
Price per share | ₪ / shares								₪ 3
Average percentage			19.27%			19.27%
Grant amount (in Dollars)							$ 2,400,000
Repayment amount (in Dollars)	$ 1,100,000
Fixed interest at a rate			6.00%	6.00%		6.00%	6.00%				6.00%	10.41%
Additional interest rate			2.00%			2.00%	2.00%						2.25%
Guarantee payment interest rate			100.00%			100.00%	100.00%
Subsequent Event [Member]
Material Events After Balance Sheet Date (Details) [Line Items]
Price per share | (per share)								₪ 3	$ 0.89
Average percentage								48.00%	48.00%
Premium percentage	71.00%
Repayment amount (in Dollars)	$ 1,100,000
Forecast [Member]
Material Events After Balance Sheet Date (Details) [Line Items]
Guaranty agreement amount (in Dollars)		$ 1,500,000
Loan [Member]
Material Events After Balance Sheet Date (Details) [Line Items]
Grant amount (in Dollars)							$ 1,500,000
Fixed interest at a rate							41.00%
Merger Agreement [Member]
Material Events After Balance Sheet Date (Details) [Line Items]
Merger agreement description						The Merger Agreement included certain circumstances in which, if they occur, the Company will be required to pay Ondas a termination fee of US$ 800,000 (the “Termination Fee”), in addition to payment for expenses of up to US$ 1,000,000 (the “Termination Cap”), provided that the Company is not required to pay more than the Termination Cap in the aggregate, including the Termination Fee.	The Merger Agreement included certain circumstances in which, if they occur, the Company will be required to pay Ondas a termination fee of US$ 800,000 (the “Termination Fee”), in addition to payment for expenses of up to US$ 1,000,000 (the “Termination Cap”), provided that the Company is not required to pay more than the Termination Cap in the aggregate, including the Termination Fee.
Merger Agreement [Member] | Subsequent Event [Member]
Material Events After Balance Sheet Date (Details) [Line Items]
Merger agreement description	the Company entered into a Merger Agreement with Ondas and Talos for the purpose of defining the terms and conditions of the Merger. According to the Merger Agreement, each holder of an Ordinary Share of the Company, par value of NIS 0.01 each, immediately prior to the date of the Merger, would receive, in exchange for such share, 0.16806 shares of Ondas, par value of US$ 0.0001 each. This compensation was considered by the Company’s Audit Committee prior to approval